Document and Entity Information	Feb. 14, 2025
Cover [Abstract]
Entity Registrant Name	DURECT CORP
Amendment Flag	false
Entity Central Index Key	0001082038
Document Type	8-K
Document Period End Date	Feb. 14, 2025
Entity Incorporation, State or Country Code	DE
Entity File Number	000-31615
Entity Tax Identification Number	94-3297098
Entity Address, Address Line One	10240 Bubb Road
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	777-1417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 par value per share
Trading Symbol	DRRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false